Share-based payments - Exercise price range of stock options (Details)	6 Months Ended
	Feb. 28, 2026 shares $ / shares	Aug. 31, 2025 shares	Aug. 31, 2024 shares
Share-based payments
Number of options outstanding | shares	68	74	51
Exercise Price 264.40
Share-based payments
Exercise price range	$ 264.4
Number of options outstanding | shares	50
Weighted average grant date fair value	$ 264.4
Weighted average remaining contractual life (years)	4 years 4 months 24 days
Exercisable options | shares	15
Exercise Price 41,040.00 To 185,220.00
Share-based payments
Number of options outstanding | shares	2
Weighted average grant date fair value	$ 113,130
Weighted average remaining contractual life (years)	2 years 10 months 13 days
Exercisable options | shares	2
Exercise Price 41,040.00 To 185,220.00 | Minimum
Share-based payments
Exercise price range	$ 41,040
Exercise Price 41,040.00 To 185,220.00 | Maximum
Share-based payments
Exercise price range	$ 185,220
Exercise Price 227,340.00 To 243,540.00
Share-based payments
Number of options outstanding | shares	16
Weighted average grant date fair value	$ 233,820
Weighted average remaining contractual life (years)	2 years 4 months 17 days
Exercisable options | shares	16
Exercise Price 227,340.00 To 243,540.00 | Minimum
Share-based payments
Exercise price range	$ 227,340
Exercise Price 227,340.00 To 243,540.00 | Maximum
Share-based payments
Exercise price range	$ 243,540